April 30, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Ameriprise Certificate Company
Ameriprise Installment Certificate
Post-Effective Amendment No. 41
File No. 2-76193

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Installment Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 41 (Amendment). This Amendment was filed electronically on April 25, 2014.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Scott R. Plummer
Scott R. Plummer
Vice President, Secretary and General Counsel
Ameriprise Certificate Company